Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Management of covenants (Details) € in Millions, د.م. in Millions, £ in Millions, in Billions	Dec. 31, 2018 XAF ( )	Dec. 31, 2018 MAD (د.م.)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 21, 2016 EUR (€)
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			£ 4,300	€ 191
Medi Telecom [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		د.م. 3,679		336
Orange Cote d'Ivoire [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount				224
Orange Cote d'Ivoire [member] | Switzerland, Francs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount |	103
Orange Cote d'Ivoire [member] | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount				€ 67
Credit facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount					€ 6,000	€ 6,000	€ 6,000